Financial Risk Management (Tables)	9 Months Ended
Mar. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	March 31, 2020		June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	24,335	28%	13,607	17%
Non-current borrowings
Variable rate borrowings - Hercules	25,123	29%	34,619	43%
	49,458	57%	48,226	60%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	March 31, 2020			June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	9.70%	9.70%	49,458(1)	10.45%	10.45%	48,226(1)
Rate increase by 5%	10.19%	10.19%	243	10.97%	10.97%	261
Rate decrease by 5%	9.22%	9.22%	(243)	9.93%	9.93%	(261)

(1)	Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of March 31, 2020, and June 30, 2019.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of March 31, 2020 and June 30, 2019. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	March 31, 2020			June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	0.27%	0.27%	53,895	1.76%	1.76%	45,051
Rate increase by 10%	0.30%	0.30%	15	1.94%	1.94%	81
Rate decrease by 10%	0.24%	0.24%	(15)	1.58%	1.58%	(81)

(in AU dollars, in thousands, except percent data)	Low	High	AUD	Low	High	AUD
Funds invested - AUD	1.57%	1.57%	600	2.23%	2.23%	600
Rate increase by 10%	1.73%	1.73%	1	2.45%	2.45%	1
Rate decrease by 10%	1.41%	1.41%	(1)	2.01%	2.01%	(1)

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	March 31, 2020		June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	2,665	3%	400	0%
Non-current borrowings
Borrowings - NovaQuest	34,829	40%	32,660	40%
	37,494	43%	33,060	40%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Carrying Value

As of March 31, 2020, the maturity profile of the anticipated future contractual cash flows on an undiscounted basis, and which therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)(3)	(27,697)	(43,331)	(48,951)	(22,761)	(142,740)	(86,951)
Trade payables	(19,478)	—	—	—	(19,478)	(19,478)
Lease liabilities	(3,565)	(1,890)	(4,014)	(710)	(10,179)	(8,821)
	(50,740)	(45,221)	(52,965)	(23,471)	(172,397)	(115,250)

(1)	Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at March 31, 2020 without taking into account drawdowns of further tranches.
(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of RYONCIL for pediatric SR-aGVHD.

(3)

Subsequent to March 31, 2020, as disclosed in Note 11, the Group satisfied the requirements to defer principal repayments on the Hercules borrowings to October 2020. At March 31, 2020, principal repayments were due to commence in July 2020 and as a result $20.5 million of the borrowings were recognized as a current liability and are included in the contractual cash flows due within one year, on an undiscounted basis, given that the requirements to defer principal repayments were not met prior to the period end. Principal repayments on the Hercules borrowings can be further deferred to July 2021 if certain milestones are satisfied.